Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2025
Judicial Deposits
Schedule of detailed information about judicial deposits

	2025	2024

Judicial deposits	677,150	677,530

Civil and Regulatory	262,019	290,696
Labor	58,532	54,954
Tax	254,927	239,093
Online attachment(i)	101,672	92,787

(i)	Refer to legal blockages directly in the Company's current accounts and interest earning bank deposits linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.